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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Investment Group, Inc.
Address: Two Seaport Lane
         Boston, MA 02210-2021

13F File Number: 028-10257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James J. Finnegan
Title: Vice President
Phone: (617) 261-9324


/s/ James J. Finnegan   Boston, Massachusetts   August 10, 2007
---------------------       [City, State]            [Date]
     [Signature]

Report Type (Check only one.):

|_| 13F HOLDING REPORT.

|X| 13F NOTICE.

|_| 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER   NAME

028-06538              AEW Capital Management, L.P.